Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2017	2016
Deferred assets
Unrealized foreign currency translation adjustments on limited partnerships	$—	$378
Accrued liabilities	25	41
Other assets	5	55

Total deferred assets(1)	30	474
Deferred liabilities
Difference in tax bases of investments	(66,807)	(77,505)
Unrealized net capital gains	(37,520)	(98,184)
Life and annuity reserves	(28,526)	(40,491)
DAC	(19,240)	(29,807)
Unrealized foreign currency translation adjustments on limited partnerships	(552)	—
Other liabilities	(1,111)	(2,139)

Total deferred liabilities	(153,756)	(248,126)

Net deferred liability(1)	$(153,726)	$(247,652)

(1)	Changes in deferred tax assets and liabilities primarily relate to the Tax Legislation.

Components of Income Tax Expense

The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Current	$12,837	$9,694	$31,062
Deferred	(59,572)	18,314	9,915

Total income tax (benefit) expense	$(46,735)	$28,008	$40,977

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2017	2016	2015
Statutory federal income tax rate—expense	35.0%	35.0%	35.0%
State income taxes	0.7	1.2	1.5
Tax Legislation adjustment	(65.1)	—	—
Other	(0.3)	(0.9)	(0.7)

Effective income tax rate—(benefit) expense	(29.7)%	35.3%	35.8%